General company information (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions				12 Months Ended
	Oct. 30, 2023 USD ($)	Jun. 26, 2023 EUR (€)	Jan. 31, 2022 EUR (€) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jun. 26, 2023 SAR (ر.س)	Jan. 31, 2022 $ / shares	Jan. 31, 2022 € / shares
General company information
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs			€ 15,000
Number of common shares issued (in shares) | shares			4,479,088
Share price | (per share)								$ 3.73	€ 3.35
Investment in Joint Venture				€ 2,784
Cash received from loans				€ 25,500	€ 40,568	€ 1,772
Genomics Innovations Company Limited
General company information
Proportion of ownership interest in joint venture		20.00%		20.00%
Investment in Joint Venture		€ 4,973		€ 2,784			ر.س 20,000,000
Genomics Innovations Company Limited | Convertible Loan
General company information
Cash received from loans | $	$ 30
Major ordinary share transactions
General company information
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs			€ 15,000
Number of common shares issued (in shares) | shares			4,479,088
Share price | $ / shares								$ 3.73
Pharmaceutical Investment Company | Genomics Innovations Company Limited
General company information
Proportion of ownership interest in joint venture		80.00%
Investment in Joint Venture		€ 19,892					ر.س 80,000,000